Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Operating leases:
Operating leases right-of-use assets	352,186	274,154	42,016

Current portion of lease liabilities	11,674	86,472	13,252
Non-current portion of lease liabilities	362,757	194,384	29,791
Total operating lease liabilities	374,431	280,856	43,043

Weighted average remaining lease term (years)	4.64	3.76
Weighted average discount rate	4.31%	4.53%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2019	2020
	RMB	RMB
Within 1 year	97,825	90,393
Between 1 and 2 years	85,403	82,151
Between 2 and 3 years	79,496	64,048
Between 3 and 4 years	66,136	48,996
Between 4 and 5 years	53,050	16,253
Beyond 5 years	23,417	—
Total lease payment	405,327	301,841
Less imputed interest	(30,896)	(20,985)
Total	374,431	280,856

Maturity analysis of sale and leaseback financing receivables

	As of December 31,
	(Amount in Thousands)
	2019	2020
	RMB	RMB
Within 1 year	67,135	1,320
Between 1 and 2 years	2,184	—
Total future minimum payments receivables	69,319	1,320
Less: unearned income	(3,593)	(290)
Total sale and leaseback financing receivables	65,726	1,030
Amounts due within one year	64,686	1,030
Amounts due beyond one year	1,040	—